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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EXCHANGE FUND
PORTFOLIO OF INVESTMENTS | SEPTEMBER 30, 2007 (UNAUDITED)

                                                                  NUMBER OF
DESCRIPTION                                                        SHARES            VALUE
----------------------------------------------------------------------------------------------
COMMON STOCKS  95.6%
AEROSPACE & DEFENSE  0.9%
Honeywell International, Inc. ..........................            12,528         $   745,040
                                                                                   -----------

ALUMINUM  1.3%
Alcan, Inc. (Canada) ...................................            10,774           1,078,262
                                                                                   -----------

AUTO PARTS & EQUIPMENT  0.0%
Dana Corp. (a) .........................................            13,677               2,667
                                                                                   -----------

COAL & CONSUMABLE FUELS  0.3%
Massey Energy Corp. ....................................            12,831             279,972
                                                                                   -----------

COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B ..................................             2,197              19,839
                                                                                   -----------

COMPUTER HARDWARE  2.1%
IBM Corp. ..............................................            15,016           1,768,885
                                                                                   -----------

CONSTRUCTION & ENGINEERING  2.2%
Fluor Corp. ............................................            12,831           1,847,407
                                                                                   -----------

DIVERSIFIED BANKS  1.3%
HSBC Holdings PLC - ADR (United Kingdom) ...............            11,434           1,058,788
                                                                                   -----------

FOREST PRODUCTS  0.5%
Louisiana-Pacific Corp. ................................            25,970             440,711
                                                                                   -----------

HEALTH CARE DISTRIBUTORS  0.1%
Cardinal Health, Inc. ..................................             1,867             116,743
                                                                                   -----------

HEALTH CARE EQUIPMENT  0.7%
Baxter International, Inc. .............................            10,000             562,800
Edwards Lifesciences Corp. (a) .........................             1,000              49,310
                                                                                   -----------
                                                                                       612,110
                                                                                   -----------
HEALTH CARE SERVICES  0.7%
Medco Health Solutions, Inc. (a) .......................             6,075             549,119
                                                                                   -----------


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
INDUSTRIAL GASES  8.8%
Air Products & Chemicals, Inc. .........................            75,539           7,384,693
                                                                                   -----------

INDUSTRIAL MACHINERY  1.5%
SPX Corp. ..............................................            13,648           1,263,259
                                                                                   -----------

INTEGRATED OIL & GAS  17.0%
BP PLC - ADR (United Kingdom) ..........................            33,876           2,349,300
Exxon Mobil Corp. ......................................            82,523           7,638,329
Hess Corp. .............................................            63,600           4,231,308
                                                                                   -----------
                                                                                    14,218,937
                                                                                   -----------
MULTI-LINE INSURANCE  3.4%
American International Group, Inc. .....................            41,688           2,820,193
                                                                                   -----------

OFFICE SERVICES & SUPPLIES  1.3%
IKON Office Solutions, Inc. ............................            86,993           1,117,860
                                                                                   -----------

OIL & GAS DRILLING  0.4%
Transocean, Inc. (Cayman Islands) (a) ..................             3,113             351,925
                                                                                   -----------

OIL & GAS EQUIPMENT & SERVICES  9.6%
Baker Hughes, Inc. .....................................            25,634           2,316,545
Halliburton Co. ........................................            60,640           2,328,576
Schlumberger, Ltd. (Netherlands Antilles) ..............            32,160           3,376,800
                                                                                   -----------
                                                                                     8,021,921
                                                                                   -----------
OIL & GAS EXPLORATION & PRODUCTION  2.8%
Apache Corp. ...........................................            26,346           2,372,721
                                                                                   -----------

PACKAGED FOODS & MEATS  4.2%
McCormick & Co., Inc. ..................................            96,518           3,471,752
                                                                                   -----------

PHARMACEUTICALS  22.1%
Johnson & Johnson ......................................            78,636           5,166,385
Merck & Co., Inc. ......................................            50,376           2,603,935
Pfizer, Inc. ...........................................           176,611           4,314,607
Schering-Plough Corp. ..................................           125,158           3,958,748
Wyeth ..................................................            56,000           2,494,800
                                                                                   -----------
                                                                                    18,538,475
                                                                                   -----------
RESTAURANTS  0.2%
Luby's Cafeterias, Inc. (a) ............................            13,367             147,304
                                                                                   -----------

SEMICONDUCTORS  6.7%
Intel Corp. ............................................           216,837           5,607,405
                                                                                   -----------


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
SPECIALIZED REIT'S  1.4%
Plum Creek Timber Co., Inc. -- REIT ....................             25,602           1,145,946
                                                                                    -----------

SPECIALTY CHEMICALS  6.1%
International Flavors & Fragrances, Inc. ...............             49,712           2,627,777
Lubrizol Corp. .........................................             37,620           2,447,557
                                                                                    -----------

                                                                                      5,075,334
                                                                                    -----------
TOTAL LONG-TERM INVESTMENTS  95.6%
  (Cost $6,007,798) ...........................................................      80,057,268
                                                                                    -----------

REPURCHASE AGREEMENTS  4.5%
Banc of America Securities ($1,242,219 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate
   of 5.10%, dated 09/28/07, to be sold on 10/01/07 at $1,242,747).............       1,242,219
Citigroup Global Markets, Inc. ($1,104,195 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   4.90%, dated 09/28/07, to be sold on 10/01/07 at $1,104,646)................       1,104,195
State Street Bank & Trust Co. ($1,432,586 par collateralized by U.S
   Government obligations in a pooled cash account, interest rate of
   4.55%, dated 09/28/07, to be sold on 10/01/07 at $1,433,129)................       1,432,586
                                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,779,000)............................................................       3,779,000
                                                                                    -----------

TOTAL INVESTMENTS  100.1%
  (Cost $9,786,798)............................................................      83,836,268

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..................................         (60,064)
                                                                                    -----------

NET ASSETS 100.0%..............................................................     $83,776,204
                                                                                    ===========


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.


ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Exchange Fund


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007